Other Assets (Tables)	3 Months Ended
Mar. 31, 2013
Other Assets (Non-current)

Other assets (non-current) consisted of the following as of December 31, 2011 and 2012 and March 31, 2013:

	December 31,		March 31, 2013
	2011	2012
			(unaudited)
Deferred commission costs	$3,292	$4,290	$4,745
Capitalized costs of in-vehicle devices owned by customers	2,122	3,554	2,393
Other	445	878	841

Total	$5,859	$8,722	$7,979